Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.0%
Invesco QQQ Trust Series 1(a)(b)
(Cost $19,249,537) .......................................................... 51,425 $ 18,643,620
Number of
Contracts Notional Amount
Purchased Options – 1.2%
Puts – Exchange-Traded – 1.2%
Invesco QQQ Trust, April Strike Price $334, Expires 4/08/22 ............. 566 $ 18,904,400 20,942
Invesco QQQ Trust, April Strike Price $320, Expires 4/14/22 ............. 432 13,824,000 19,008
Invesco QQQ Trust, May Strike Price $245, Expires 5/20/22 .............. 255 6,247,500 7,778
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22 ............. 1,425 14,250,000 3,562
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22 ........ 467 7,939,000 51,136
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23 .......... 340 6,800,000 80,240
NASDAQ 100 Index, May Strike Price $11,000, Expires 5/20/22 ........... 11 12,100,000 26,015
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22 ...... 9 6,300,000 20,430
229,111
Total Purchased Options (Cost $756,874) .......................................................... 229,111
Total Investments – 100.2%
(Cost $20,006,411) .......................................................................... $ 18,872,731
Liabilities in Excess of Other Assets – (0.2)% ....................................................... (40,718)
Net Assets – 100.0% .......................................................................... $ 18,832,013
Number of
Contracts Notional Amount
Written Options – (0.2)%
Puts – Exchange-Traded – (0.2)%
Invesco QQQ Trust, April Strike Price $331, Expires 4/08/22 ............. (566) $ (18,734,600) $ (17,263)
Invesco QQQ Trust, April Strike Price $300, Expires 4/14/22 ............. (432) (12,960,000) (7,776)
Invesco QQQ Trust, December Strike Price $130, Expires 12/16/22 ........ (464) (6,032,000) (20,416)
(45,455)
Total Written Options (Premiums Received $266,343) ................................................. $ (45,455)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Securities with an aggregate market value of $3,625,400 have been pledged as collateral for options as of March 31, 2022.

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.0%
Purchased Options ............................................................................... 1.2%
Total Investments ................................................................................ 100.2%
Liabilities in Excess of Other Assets .................................................................. (0.2)%
Net Assets ..................................................................................... 100.0%